Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-33867
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, Address Line Three	69 Pitts Bay Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Title of 12(b) Security	Class A common stock, par value of $0.01 per share
Trading Symbol	TNK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver BC, Canada
Auditor Firm ID	85
Entity Central Index Key	0001419945
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Belvedere Building
Entity Address, Address Line Three	69 Pitts Bay Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Contact Personnel Name	N. Angelique Burgess
City Area Code	441
Local Phone Number	298-2530
Contact Personnel Fax Number	(441) 292-3931
Class A
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	29,162,517
Class B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,625,997